UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: One Vine Street
         London, United Kingdom  W1J 0AH

13F File Number:  28-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700

Signature, Place, and Date of Signing:

     /s/ David Blood     London, UK     August 07, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $1,581,781 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102    75497  2428342 SH       SOLE                  1802864   188056   437422
AMDOCS LTD                     ORD              G02602103   108040  5036810 SH       SOLE                  3741304   386791   908715
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    41418  1069690 SH       SOLE                   795416    81705   192569
AUTODESK INC                   COM              052769106    13855   730000 SH       SOLE                   730000        0        0
BARD C R INC                   COM              067383109    58400   784417 SH       SOLE                   578792    65567   140058
BECTON DICKINSON & CO          COM              075887109   163862  2297889 SH       SOLE                  1706012   177953   413924
BLACKBAUD INC                  COM              09227Q100    55678  3580553 SH       SOLE                  2644896   293524   642133
CITRIX SYS INC                 COM              177376100    72579  2275931 SH       SOLE                  1690764   176354   408813
DEERE & CO                     COM              244199105    36416   911527 SH       SOLE                   677808    69624   164095
EBAY INC                       COM              278642103    55771  3255769 SH       SOLE                  2419490   250667   585612
GREENHILL & CO INC             COM              395259104    67214   930811 SH       SOLE                   686935    77697   166179
JOHNSON CTLS INC               COM              478366107    55810  2569525 SH       SOLE                  1907357   200519   461649
JONES LANG LASALLE INC         COM              48020Q107    63569  1942233 SH       SOLE                  1443425   149585   349223
MILLIPORE CORP                 COM              601073109    76068  1083431 SH       SOLE                   809057    80810   193564
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    56249  2014649 SH       SOLE                  1493900   165403   355346
MOHAWK INDS INC                COM              608190104    29358   822802 SH       SOLE                   609584    64092   149126
NALCO HOLDING COMPANY          COM              62985Q101    51567  3062155 SH       SOLE                  2275571   236122   550462
NORTHERN TR CORP               COM              665859104    76253  1420519 SH       SOLE                  1054434   117282   248803
PLUM CREEK TIMBER CO INC       COM              729251108    93020  3123578 SH       SOLE                  2498502   225945   399131
STAPLES INC                    COM              855030102    45223  2242104 SH       SOLE                  1654419   187342   400343
TRIMBLE NAVIGATION LTD         COM              896239100    31605  1610040 SH       SOLE                  1195999   124298   289743
VARIAN MED SYS INC             COM              92220P105    63175  1797807 SH       SOLE                  1337357   136659   323791
VCA ANTECH INC                 COM              918194101    42172  1579477 SH       SOLE                  1174414   120615   284448
VMWARE INC                     CL A COM         928563402    77785  2852406 SH       SOLE                  2179418   201752   471236
WATERS CORP                    COM              941848103    71197  1383269 SH       SOLE                  1027614   105541   250114